Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other administrative expenses
Schedule of other administrative expenses

Skr mn	2020	2019	2018
Travel expenses and marketing	-3	-7	-7
IT and information system (fees incl.)	-140	-156	-151
Other fees	-38	-34	-34
Premises[1]	-10	-3	-33
Other	-7	-6	-6
Total other administrative expenses	-198	-206	-231
1	SEK is a party to rental agreements of office space in Stockholm and Gothenburg, Sweden. Since 2019-01-01 leases of premises are accounted for according to IFRS 16, see note 8.

Schedule of remuneration to auditors

Skr mn	2020	2019	2018
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-9	-10	-8
Audit related fees[2]	—	0	0
Tax related fees[3]	—	0	0
Other fees[4]	-3	-2	-2
Total	-12	-12	-10
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.